Own Work Capitalized (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Own Work Capitalized

	For the years ended
in € thousand	December 31, 2021	December 31, 2020	December 31, 2019
Cost of materials	1,995	4,073	2,089
Personnel expenses	1,906	3,921	2,551
Depreciation and Amortization	287	802	494
Other operating expenses	427	579	277
Total	4,615	9,375	5,411

Summary of Detailed Information About Breakdown of Own Work Capitalized
The following table shows the breakdown of own work capitalized:

Own Work Capitalized	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Development costs	2,845	8,248	5,324
Property, plant and equipment	1,770	1,127	87
Total	4,615	9,375	5,411